Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000022323
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative performance versus the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, it had positive contributions across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Health Care and Real Estate sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class I $27,182	Russell 3000® Index $32,604	Russell Midcap® Growth Index $29,803	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$10,128	$10,048	$9,980	$9,756
12/31/16	$10,573	$11,327	$10,711	$11,102
12/31/17	$13,246	$13,721	$13,418	$13,158
12/31/18	$12,398	$13,002	$12,780	$11,966
12/31/19	$16,458	$17,035	$17,314	$15,621
12/31/20	$23,038	$20,593	$23,475	$18,292
12/31/21	$26,031	$25,877	$26,463	$22,424
12/31/22	$18,551	$20,907	$19,392	$18,541
12/31/23	$21,918	$26,334	$24,408	$21,735
12/31/24	$27,182	$32,604	$29,803	$25,070

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	24.02%	10.56%	10.52%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet	$ 550,942,888
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,738,725
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$550,942,888
Number of Portfolio Holdings	76
Portfolio Turnover Rate	96%
Total Investment Advisory Fees Paid	$2,738,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Industrials	17.9%
Financials	15.0%
Consumer Discretionary	14.9%
Health Care	8.2%
Communication Services	6.9%
Utilities	2.2%
Consumer Staples	2.0%
Energy	1.5%
Materials	1.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.8%
AppLovin Corp. Class A	4.0%
Axon Enterprise, Inc.	2.8%
Trade Desk, Inc. Class A	2.8%
ARES Management Corp. Class A	2.8%
Datadog, Inc. Class A	2.3%
Vistra Corp.	2.2%
Deckers Outdoor Corp.	2.1%
W.W. Grainger, Inc.	2.1%
Tradeweb Markets, Inc. Class A	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022324
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative performance versus the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, it had positive contributions across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Health Care and Real Estate sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class S $26,544	Russell 3000® Index $32,604	Russell Midcap® Growth Index $29,803	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$10,100	$10,048	$9,980	$9,756
12/31/16	$10,520	$11,327	$10,711	$11,102
12/31/17	$13,104	$13,721	$13,418	$13,158
12/31/18	$12,244	$13,002	$12,780	$11,966
12/31/19	$16,222	$17,035	$17,314	$15,621
12/31/20	$22,663	$20,593	$23,475	$18,292
12/31/21	$25,547	$25,877	$26,463	$22,424
12/31/22	$18,182	$20,907	$19,392	$18,541
12/31/23	$21,448	$26,334	$24,408	$21,735
12/31/24	$26,544	$32,604	$29,803	$25,070

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class S	23.76%	10.35%	10.25%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet	$ 550,942,888
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 2,738,725
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$550,942,888
Number of Portfolio Holdings	76
Portfolio Turnover Rate	96%
Total Investment Advisory Fees Paid	$2,738,725

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Industrials	17.9%
Financials	15.0%
Consumer Discretionary	14.9%
Health Care	8.2%
Communication Services	6.9%
Utilities	2.2%
Consumer Staples	2.0%
Energy	1.5%
Materials	1.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.8%
AppLovin Corp. Class A	4.0%
Axon Enterprise, Inc.	2.8%
Trade Desk, Inc. Class A	2.8%
ARES Management Corp. Class A	2.8%
Datadog, Inc. Class A	2.3%
Vistra Corp.	2.2%
Deckers Outdoor Corp.	2.1%
W.W. Grainger, Inc.	2.1%
Tradeweb Markets, Inc. Class A	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022322
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
No Deduction of Taxes [Text Block]	The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 79,138,795
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 136,551
InvestmentCompanyPortfolioTurnover	75.00%
C000022326
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

2024 was a tumultuous year with several performance reversals, and the Fund finished behind the Russell Midcap Value® Index (the Index). Investor sentiment and preferences shifted abruptly, focusing on artificial intelligence ("AI") and interest rate beneficiaries while showing little interest in businesses vulnerable to AI advances, levered companies, and value stocks with no momentum. The Fund focused on these less favored businesses but also included AI beneficiaries. When enthusiasm for interest rate beneficiaries waned in the fourth quarter, the Fund recovered some of the performance gap with the Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Information Technology and Utilities sectors

  Limited exposure to Real Estate versus the Index

  Investments in the Consumer Discretionary and Consumer Staples sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class I $17,332	Russell 3000® Index $32,604	Russell Midcap® Value Index $21,798	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$9,166	$10,048	$9,522	$9,756
12/31/16	$10,648	$11,327	$11,426	$11,102
12/31/17	$12,430	$13,721	$12,951	$13,158
12/31/18	$10,532	$13,002	$11,359	$11,966
12/31/19	$12,295	$17,035	$14,433	$15,621
12/31/20	$11,973	$20,593	$15,150	$18,292
12/31/21	$15,900	$25,877	$19,443	$22,424
12/31/22	$14,349	$20,907	$17,104	$18,541
12/31/23	$15,927	$26,334	$19,278	$21,735
12/31/24	$17,332	$32,604	$21,798	$25,070

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	8.82%	7.11%	5.65%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet	$ 125,026,263
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 679,824
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$125,026,263
Number of Portfolio Holdings	72
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$679,824

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	21.2%
Consumer Discretionary	9.7%
Financials	9.1%
Utilities	8.2%
Energy	8.1%
Health Care	6.2%
Consumer Staples	3.7%
Materials	3.6%
Real Estate	2.5%
Communication Services	1.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.6%
Ciena Corp.	2.5%
CenterPoint Energy, Inc.	2.3%
Pure Storage, Inc. Class A	2.3%
Wix.com Ltd.	2.3%
Williams Cos., Inc.	2.3%
Hewlett Packard Enterprise Co.	2.2%
Gates Industrial Corp. PLC	2.2%
Aptiv PLC	2.2%
Teledyne Technologies, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022327
Shareholder Report [Line Items]
Fund Name	Mid Cap Intrinsic Value Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

2024 was a tumultuous year with several performance reversals, and the Fund finished behind the Russell Midcap Value® Index (the Index). Investor sentiment and preferences shifted abruptly, focusing on artificial intelligence ("AI") and interest rate beneficiaries while showing little interest in businesses vulnerable to AI advances, levered companies, and value stocks with no momentum. The Fund focused on these less favored businesses but also included AI beneficiaries. When enthusiasm for interest rate beneficiaries waned in the fourth quarter, the Fund recovered some of the performance gap with the Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Information Technology and Utilities sectors

  Limited exposure to Real Estate versus the Index

  Investments in the Consumer Discretionary and Consumer Staples sectors

  Underweight in Financials versus the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class S $16,943	Russell 3000® Index $32,604	Russell Midcap® Value Index $21,798	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$9,148	$10,048	$9,522	$9,756
12/31/16	$10,610	$11,327	$11,426	$11,102
12/31/17	$12,344	$13,721	$12,951	$13,158
12/31/18	$10,434	$13,002	$11,359	$11,966
12/31/19	$12,148	$17,035	$14,433	$15,621
12/31/20	$11,804	$20,593	$15,150	$18,292
12/31/21	$15,642	$25,877	$19,443	$22,424
12/31/22	$14,086	$20,907	$17,104	$18,541
12/31/23	$15,591	$26,334	$19,278	$21,735
12/31/24	$16,943	$32,604	$21,798	$25,070

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class S	8.67%	6.88%	5.41%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

AssetsNet	$ 125,026,263
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 679,824
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$125,026,263
Number of Portfolio Holdings	72
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$679,824

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	21.2%
Consumer Discretionary	9.7%
Financials	9.1%
Utilities	8.2%
Energy	8.1%
Health Care	6.2%
Consumer Staples	3.7%
Materials	3.6%
Real Estate	2.5%
Communication Services	1.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.6%
Ciena Corp.	2.5%
CenterPoint Energy, Inc.	2.3%
Pure Storage, Inc. Class A	2.3%
Wix.com Ltd.	2.3%
Williams Cos., Inc.	2.3%
Hewlett Packard Enterprise Co.	2.2%
Gates Industrial Corp. PLC	2.2%
Aptiv PLC	2.2%
Teledyne Technologies, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000022328
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Markets set records in 2024 despite significant uncertainty. Investors were concerned with interest rates, economic outlook, geopolitical issues and U.S. elections. Market leadership shifted between large and smaller cap stocks, and growth and value styles during the volatile period. The Fund outperformed the S&P 500® Index (the Index), due to our focus on what we believed to be high-quality companies with strong financial metrics, including profitability, pricing power and low debt.

Performance Attribution

Top Contributors

Top Detractors

  Overweight to Financials and underweight to Energy versus the Index

  Financials, Consumer Discretionary and Consumer Staples

  Stock selection within Information Technology and an underweight to that strongly performing sector versus the Index

  Health Care, Industrials and Communication Services

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class I $29,548	S&P 500® Index $34,254
12/31/14	$10,000	$10,000
12/31/15	$9,954	$10,138
12/31/16	$10,935	$11,351
12/31/17	$12,950	$13,829
12/31/18	$12,209	$13,223
12/31/19	$15,369	$17,386
12/31/20	$18,376	$20,585
12/31/21	$22,690	$26,494
12/31/22	$18,503	$21,696
12/31/23	$23,480	$27,399
12/31/24	$29,548	$34,254

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	25.84%	13.97%	11.44%
S&P 500® Index	25.02%	14.53%	13.10%

Material Change Date	Jan. 01, 2024
AssetsNet	$ 852,337,886
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,267,465
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$852,337,886
Number of Portfolio Holdings	44
Portfolio Turnover Rate	4%
Total Investment Advisory Fees Paid	$4,267,465

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.3%
Financials	26.0%
Consumer Discretionary	14.5%
Communication Services	9.7%
Health Care	9.6%
Industrials	7.1%
Consumer Staples	3.1%
Materials	1.4%
Energy	1.2%
Utilities	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	10.0%
Microsoft Corp.	8.6%
Alphabet, Inc. Class A	8.0%
Mastercard, Inc. Class A	4.8%
Berkshire Hathaway, Inc. Class B	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
GoDaddy, Inc. Class A	4.3%
Progressive Corp.	3.4%
Apple, Inc.	3.1%
Fiserv, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/variable-investment-trusts/literature or upon request at 800.877.9700 or fundinfo@nb.com. During the reporting period, shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/variable-investment-trusts/literature or upon request at 800.877.9700 or fundinfo@nb.com. During the reporting period, shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

C000035621
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Portfolio
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/variable-investment-trusts/literature
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Markets set records in 2024 despite significant uncertainty. Investors were concerned with interest rates, economic outlook, geopolitical issues and U.S. elections. Market leadership shifted between large and smaller cap stocks, and growth and value styles during the volatile period. The Fund outperformed the S&P 500® Index (the Index), due to our focus on what we believed to be high-quality companies with strong financial metrics, including profitability, pricing power and low debt.

Performance Attribution

Top Contributors

Top Detractors

  Overweight to Financials and underweight to Energy versus the Index

  Financials, Consumer Discretionary and Consumer Staples

  Stock selection within Information Technology and an underweight to that strongly performing sector versus the Index

  Health Care, Industrials and Communication Services

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class S $28,868	S&P 500® Index $34,254
12/31/14	$10,000	$10,000
12/31/15	$9,941	$10,138
12/31/16	$10,899	$11,351
12/31/17	$12,873	$13,829
12/31/18	$12,109	$13,223
12/31/19	$15,206	$17,386
12/31/20	$18,137	$20,585
12/31/21	$22,338	$26,494
12/31/22	$18,171	$21,696
12/31/23	$22,999	$27,399
12/31/24	$28,868	$34,254

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class S	25.52%	13.68%	11.18%
S&P 500® Index	25.02%	14.53%	13.10%

Material Change Date	Jan. 01, 2024
AssetsNet	$ 852,337,886
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,267,465
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$852,337,886
Number of Portfolio Holdings	44
Portfolio Turnover Rate	4%
Total Investment Advisory Fees Paid	$4,267,465

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.3%
Financials	26.0%
Consumer Discretionary	14.5%
Communication Services	9.7%
Health Care	9.6%
Industrials	7.1%
Consumer Staples	3.1%
Materials	1.4%
Energy	1.2%
Utilities	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	10.0%
Microsoft Corp.	8.6%
Alphabet, Inc. Class A	8.0%
Mastercard, Inc. Class A	4.8%
Berkshire Hathaway, Inc. Class B	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
GoDaddy, Inc. Class A	4.3%
Progressive Corp.	3.4%
Apple, Inc.	3.1%
Fiserv, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/variable-investment-trusts/literature or upon request at 800.877.9700 or fundinfo@nb.com. During the reporting period, shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/variable-investment-trusts/literature or upon request at 800.877.9700 or fundinfo@nb.com. During the reporting period, shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.